DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

December 23, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Xtrackers FTSE Developed ex US Comprehensive Factor ETF, Xtrackers Russell 1000 Comprehensive Factor ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF, Xtrackers USD High Yield Corporate Bond ETF, Xtrackers Short Duration High Yield Bond ETF, Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers S&P 500 ESG ETF, (the “Funds”), each a series of DBX ETF Trust (the “Trust”) (Reg. Nos. 333-170122; 811-22487)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 460 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on December 19, 2019.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Very truly yours,

/s/James M. Wall

James M. Wall

Director & Associate General Counsel

DWS Investment Management Americas, Inc.

cc: Jeremy Senderowicz, Dechert LLP